Expense Example - JPMorgan Core Bond Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 45
Expense Example, with Redemption, 3 Years	172
Expense Example, with Redemption, 5 Years	310
Expense Example, with Redemption, 10 Years	712
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	251
Expense Example, with Redemption, 5 Years	447
Expense Example, with Redemption, 10 Years	$ 1,012